Prospectus Supplement
John Hancock Funds II
Emerging Markets Debt Fund (the fund)
Supplement dated January 29, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective January 26, 2026 (the Effective Date), Liam Spillane is added as a portfolio manager of the fund. Neal Capecci, CFA, Roberto D. Sanchez-Dahl, CFA, and Elina Theodorakopoulou will continue as portfolio managers of the fund, and together with Liam Spillane are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Liam Spillane
Senior Portfolio Manager
Managed the fund since 2026
Additionally, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Liam Spillane
• Senior Portfolio Manager
• Managed the fund since 2026
• Joined Manulife IM (US) in 2026
• Began business career in 1993
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Funds II
Strategic Income Opportunities Fund (the fund)
Supplement dated January 29, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective January 26, 2026 (the Effective Date), Kelly Lim, CFA, was added as an associate portfolio manager of the fund. David A. Bees, CFA, Christopher M. Chapman, CFA, Thomas C. Goggins, Brad Lutz, CFA, Kisoo Park, and Christopher Smith, CFA, CAIA continue as portfolio managers of the fund, and together with Kelly Lim are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information was added under the heading “Portfolio management” in the “Fund Summary” section for the fund:
Kelly Lim, CFA
Associate Portfolio Manager
Managed the fund since 2026
Additionally, as of the Effective Date, the following information was added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Kelly Lim, CFA
• Associate Portfolio Manager
• Managed the fund since 2026
• Joined Manulife IM (US) in 2026
• Began business career in 2010
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
Supplement dated January 29, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
Emerging Market Debt Fund (the fund)
Effective January 26, 2026 (the Effective Date), Liam Spillane is added as a portfolio manager of the fund. Neal Capecci, CFA, Roberto D. Sanchez-Dahl, CFA, and Elina Theodorakopoulou will continue as portfolio managers of the fund, and together with Liam Spillane are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding Liam Spillane supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Liam Spillane has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Liam Spillane’s investment in the fund and similarly managed accounts.
The following table provides information for Liam Spillane as of December 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Liam Spillane	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Liam Spillane	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Liam Spillane as of December 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Liam Spillane’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Liam Spillane	none
1As of December 31, 2025, Liam Spillane beneficially owned none of the fund.
Strategic Income Opportunities Fund (the fund)
Effective January 26, 2026 (the Effective Date), Kelly Lim, CFA was added as an associate portfolio manager of the fund. David A. Bees, CFA, Christopher M. Chapman, CFA, Thomas C. Goggins, Brad Lutz, CFA, Kisoo Park, and Christopher Smith, CFA, CAIA continue to serve as portfolio managers of the fund, and together with Kelly Lim will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Accordingly, as of the Effective Date, the following information regarding Kelly Lim supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Kelly Lim has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Kelly Lim’s investment in the fund and similarly managed accounts.
The following table provides information for Kelly Lim as of December 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Kelly Lim	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Kelly Lim	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Kelly Lim as of December 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Kelly Lim’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Kelly Lim	none
1As of December 31, 2025, Kelly Lim beneficially owned none of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.